Financial risk management - Credit facilities (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Risk management
Utilized	€ 4,191	€ 4,477
Revolving Credit Facility
Risk management
Nominal	1,500
Utilized	0	0
Credit facility with earlier maturity	88
Finnish Commercial Paper Programme
Risk management
Nominal	750
Utilized	0	0
Euro-Commercial Paper Programme
Risk management
Nominal	1,500
Utilized	0	0
Euro Medium Term Note Programme
Risk management
Nominal	5,000
Utilized	2,300	2,500
Credit facilities and funding program
Risk management
Utilized	€ 2,300	€ 2,500